Income Tax Expense (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Expense
Schedule of major components of income tax expense

(a)	The income tax provision differs from the amount that would result from applying the Canadian federal and provincial tax rate to income before taxes. These differences result from the following items:

	2019	2018

Accounting loss before taxes	$(8,095)	$(6,994)
Federal and provincial income tax rate of 27% (2018 – 27%)	(2,186)	(1,888)

Non-deductible permanent differences	977	1,064
Differences in foreign exchange rates	41	—
Effect of difference in tax rates	—	2
Change in deferred tax asset not recognized	1,568	1,100
Flow-through share renunciation	442	1,656
Change in estimate	(43)	(427)
Other	21	—
	820	1,507

Income tax provision	$820	$1,507

Schedule of movement in deferred tax assets and liabilities

	2019	2018

Accounting loss before taxes	$(8,095)	$(6,994)
Federal and provincial income tax rate of 27% (2018 – 27%)	(2,186)	(1,888)

Non-deductible permanent differences	977	1,064
Differences in foreign exchange rates	41	—
Effect of difference in tax rates	—	2
Change in deferred tax asset not recognized	1,568	1,100
Flow-through share renunciation	442	1,656
Change in estimate	(43)	(427)
Other	21	—
	820	1,507

Income tax provision	$820	$1,507

(a)

The movement in deferred tax assets and liabilities during the year by type of temporary difference, without taking into consideration the offsetting balances within the same tax jurisdiction, is as follows:

	Mineral		Property,
	Property		Plant and
Deferred tax liabilities	Interest	Inventory	Equipment	Other	Total

December 31, 2017	$(2,873)	$(113)	$(1,464)	$(3,374)	$(7,824)
(Charged) credit to the income statement	(5,046)	—	(598)	(2,930)	(8,554)
Charged to OCI	—	—	—	20	20

December 31, 2018	$(7,919)	$(113)	$(2,062)	$(6,284)	$(16,378)
(Charged) credited to the income statement	(2,117)	—	(32)	(1,726)	(3,875)
Charged to OCI	—	—	—	(2)	(2)

December 31, 2019	$(10,036)	$(113)	$(2,094)	$(8,012)	$(20,255)

	Mineral	Loss	Property,	Decommissioning
	Property	Carry	Plant and	and Rehabilitation
Deferred tax assets	Interest	Forward	Equipment	Provision	Other	Total

December 31, 2017	$839	$4,268	$77	$1,364	$661	$7,209
Credited (charged) to the income statement	3,632	2,997	(5)	63	(612)	(6,075)

December 31, 2018	$4,471	$7,265	$72	$1,427	$49	$13,284
Credited (charged) to the income statement	697	1,298	(20)	247	28	2,250

December 31, 2019	$5,168	$8,563	$52	$1,674	$77	$15,534

Net deferred tax liabilities

December 31, 2018	$(3,098)
Charged to the income statement	(1,625)
Charged to OCI	(2)
December 31, 2019	$(4,725)

Schedule of unrecognized tax attributes

December 31, 2018	$(3,098)
Charged to the income statement	(1,625)
Charged to OCI	(2)
December 31, 2019	$(4,725)

(a)

At December 31, 2019, the Corporation has unrecognized tax attributes, noted below, that are available to offset future taxable income. The Corporation has not recognized the deferred tax asset on these temporary differences because they relate to entities within the group that have a history of losses and there is not yet adequately convincing evidence that these entities will generate sufficient future taxable income to enable offset.

Tax loss carry forwards	$50,363
Mineral property interest	8,242
Other	8,800
$67,405

Schedule of non-capital losses for income tax purposes

As at December 31, 2019, the Corporation has available non-capital losses for income tax purposes in Canada which are available to be carried forward to reduce taxable income in future years and for which no deferred income tax asset has been recognized, and which expire as follows:

Total

2033	$1,838
2034	8,549
2035	6,685
2036	6,643
2037	8,302
2038	7,441
2039	10,905

$50,363